EARNINGS PER SHARE CALCULATIONS (Reconciliation of Shares) (Details) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings Per Share Disclosure [Line Items]
Weighted-average common shares - basic	1,125.9		1,043.2		930.4
Plus dilutive effect of stock options and awards	17.9		10.7		8.6
Weighted-average common shares outstanding - diluted	1,143.8		1,053.9		939.0
Stock Options [Member]
Earnings Per Share Disclosure [Line Items]
Stock options and deferred stock awards excluded from EPS calculations	45.7	[1]	57.3	[1]	42.8	[1]
Convertible Preferred Stock [Member]
Earnings Per Share Disclosure [Line Items]
Stock options and deferred stock awards excluded from EPS calculations	96.8	[2]	78.5	[2]	0	[2]

[1]	These outstanding options to purchase shares of common stock and deferred stock awards were excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.
[2]	Conversion of the Cumulative Convertible Perpetual Preferred Stock, Series A into shares of the Company’s common stock was excluded from the calculation of diluted earnings per share because the effect of including them would have been antidilutive.